OPERATING DATA - Exposure to Credit Risk by Reportable Segment (Details) - Trade accounts receivables - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	$ 3,375	$ 3,661
North America
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	313	337
Brazil
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	1,051	1,400
Europe
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	1,220	988
Sustainable Solutions
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	538	599
Mining
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	62	73
Others
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	$ 191	$ 264